UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08220

Voya Variable Products Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025 to June 30, 2025

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya MidCap Opportunities Portfolio Class ADV - IAMOX

Voya MidCap Opportunities Portfolio Class I - IIMOX

Voya MidCap Opportunities Portfolio Class R6 - VMCRX

Voya MidCap Opportunities Portfolio Class S - ISMOX

Voya MidCap Opportunities Portfolio Class S2 - IMOPX

Voya SmallCap Opportunities Portfolio Class ADV - ISOPX

Voya SmallCap Opportunities Portfolio Class I - IVSOX

Voya SmallCap Opportunities Portfolio Class R6 - VRSCX

Voya SmallCap Opportunities Portfolio Class S - IVPOX

Voya SmallCap Opportunities Portfolio Class S2 - ISCTX

Class ADV: IAMOX

Voya MidCap Opportunities Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$64	1.25%

Fund Statistics

  Total Net Assets$1,040,223,140
  # of Portfolio Holdings91
  Portfolio Turnover Rate55%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Royal Caribbean Cruises Ltd.	3.9%
AmerisourceBergen Corp.	3.5%
Howmet Aerospace, Inc.	3.1%
ROBLOX Corp. - Class A	3.0%
Verisk Analytics, Inc.	2.7%
Axon Enterprise, Inc.	2.6%
Vistra Corp.	2.5%
Comfort Systems USA, Inc.	2.4%
Datadog, Inc. - Class A	2.1%
Fair Isaac Corp.	2.1%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	0.9%
Common Stock	100.2%

Sector Allocation

Value	Value
Consumer Discretionary	21.4%
Industrials	20.2%
Information Technology	18.3%
Health Care	14.4%
Financials	10.5%
Communication Services	5.5%
Energy	2.9%
Utilities	2.5%
Consumer Staples	2.2%
Real Estate	1.8%
Materials	0.5%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(1.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IAMOX

Voya MidCap Opportunities Portfolio

92913P503-SAR

Class I: IIMOX

Voya MidCap Opportunities Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$38	0.75%

Fund Statistics

  Total Net Assets$1,040,223,140
  # of Portfolio Holdings91
  Portfolio Turnover Rate55%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Royal Caribbean Cruises Ltd.	3.9%
AmerisourceBergen Corp.	3.5%
Howmet Aerospace, Inc.	3.1%
ROBLOX Corp. - Class A	3.0%
Verisk Analytics, Inc.	2.7%
Axon Enterprise, Inc.	2.6%
Vistra Corp.	2.5%
Comfort Systems USA, Inc.	2.4%
Datadog, Inc. - Class A	2.1%
Fair Isaac Corp.	2.1%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	0.9%
Common Stock	100.2%

Sector Allocation

Value	Value
Consumer Discretionary	21.4%
Industrials	20.2%
Information Technology	18.3%
Health Care	14.4%
Financials	10.5%
Communication Services	5.5%
Energy	2.9%
Utilities	2.5%
Consumer Staples	2.2%
Real Estate	1.8%
Materials	0.5%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(1.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIMOX

Voya MidCap Opportunities Portfolio

92913P883-SAR

Class R6: VMCRX

Voya MidCap Opportunities Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$38	0.75%

Fund Statistics

  Total Net Assets$1,040,223,140
  # of Portfolio Holdings91
  Portfolio Turnover Rate55%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Royal Caribbean Cruises Ltd.	3.9%
AmerisourceBergen Corp.	3.5%
Howmet Aerospace, Inc.	3.1%
ROBLOX Corp. - Class A	3.0%
Verisk Analytics, Inc.	2.7%
Axon Enterprise, Inc.	2.6%
Vistra Corp.	2.5%
Comfort Systems USA, Inc.	2.4%
Datadog, Inc. - Class A	2.1%
Fair Isaac Corp.	2.1%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	0.9%
Common Stock	100.2%

Sector Allocation

Value	Value
Consumer Discretionary	21.4%
Industrials	20.2%
Information Technology	18.3%
Health Care	14.4%
Financials	10.5%
Communication Services	5.5%
Energy	2.9%
Utilities	2.5%
Consumer Staples	2.2%
Real Estate	1.8%
Materials	0.5%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(1.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VMCRX

Voya MidCap Opportunities Portfolio

92913P859-SAR

Class S: ISMOX

Voya MidCap Opportunities Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$51	1.00%

Fund Statistics

  Total Net Assets$1,040,223,140
  # of Portfolio Holdings91
  Portfolio Turnover Rate55%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Royal Caribbean Cruises Ltd.	3.9%
AmerisourceBergen Corp.	3.5%
Howmet Aerospace, Inc.	3.1%
ROBLOX Corp. - Class A	3.0%
Verisk Analytics, Inc.	2.7%
Axon Enterprise, Inc.	2.6%
Vistra Corp.	2.5%
Comfort Systems USA, Inc.	2.4%
Datadog, Inc. - Class A	2.1%
Fair Isaac Corp.	2.1%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	0.9%
Common Stock	100.2%

Sector Allocation

Value	Value
Consumer Discretionary	21.4%
Industrials	20.2%
Information Technology	18.3%
Health Care	14.4%
Financials	10.5%
Communication Services	5.5%
Energy	2.9%
Utilities	2.5%
Consumer Staples	2.2%
Real Estate	1.8%
Materials	0.5%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(1.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISMOX

Voya MidCap Opportunities Portfolio

92913P800-SAR

Class S2: IMOPX

Voya MidCap Opportunities Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$59	1.15%

Fund Statistics

  Total Net Assets$1,040,223,140
  # of Portfolio Holdings91
  Portfolio Turnover Rate55%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Royal Caribbean Cruises Ltd.	3.9%
AmerisourceBergen Corp.	3.5%
Howmet Aerospace, Inc.	3.1%
ROBLOX Corp. - Class A	3.0%
Verisk Analytics, Inc.	2.7%
Axon Enterprise, Inc.	2.6%
Vistra Corp.	2.5%
Comfort Systems USA, Inc.	2.4%
Datadog, Inc. - Class A	2.1%
Fair Isaac Corp.	2.1%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	0.9%
Common Stock	100.2%

Sector Allocation

Value	Value
Consumer Discretionary	21.4%
Industrials	20.2%
Information Technology	18.3%
Health Care	14.4%
Financials	10.5%
Communication Services	5.5%
Energy	2.9%
Utilities	2.5%
Consumer Staples	2.2%
Real Estate	1.8%
Materials	0.5%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(1.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IMOPX

Voya MidCap Opportunities Portfolio

92913P206-SAR

Class ADV: ISOPX

Voya SmallCap Opportunities Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$66	1.37%

Fund Statistics

  Total Net Assets$167,154,685
  # of Portfolio Holdings105
  Portfolio Turnover Rate70%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Rambus, Inc.	2.4%
Lumentum Holdings, Inc.	2.3%
Western Alliance Bancorp	2.1%
Tower Semiconductor Ltd.	2.0%
Ensign Group, Inc.	2.0%
Fabrinet	1.8%
Kirby Corp.	1.8%
Granite Construction, Inc.	1.7%
Carpenter Technology Corp.	1.7%
SiTime Corp.	1.7%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.8)%
Short-Term Investments	6.0%
Common Stock	96.8%

Sector Allocation

Value	Value
Industrials	23.4%
Health Care	22.3%
Information Technology	22.1%
Consumer Discretionary	10.1%
Financials	8.3%
Consumer Staples	3.8%
Materials	3.0%
Energy	2.9%
Real Estate	0.9%
Short-Term Investments	6.0%
Liabilities in Excess of Other Assets	(2.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISOPX

Voya SmallCap Opportunities Portfolio

92913P305-SAR

Class I: IVSOX

Voya SmallCap Opportunities Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$42	0.87%

Fund Statistics

  Total Net Assets$167,154,685
  # of Portfolio Holdings105
  Portfolio Turnover Rate70%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Rambus, Inc.	2.4%
Lumentum Holdings, Inc.	2.3%
Western Alliance Bancorp	2.1%
Tower Semiconductor Ltd.	2.0%
Ensign Group, Inc.	2.0%
Fabrinet	1.8%
Kirby Corp.	1.8%
Granite Construction, Inc.	1.7%
Carpenter Technology Corp.	1.7%
SiTime Corp.	1.7%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.8)%
Short-Term Investments	6.0%
Common Stock	96.8%

Sector Allocation

Value	Value
Industrials	23.4%
Health Care	22.3%
Information Technology	22.1%
Consumer Discretionary	10.1%
Financials	8.3%
Consumer Staples	3.8%
Materials	3.0%
Energy	2.9%
Real Estate	0.9%
Short-Term Investments	6.0%
Liabilities in Excess of Other Assets	(2.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IVSOX

Voya SmallCap Opportunities Portfolio

92913P701-SAR

Class R6: VRSCX

Voya SmallCap Opportunities Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$42	0.87%

Fund Statistics

  Total Net Assets$167,154,685
  # of Portfolio Holdings105
  Portfolio Turnover Rate70%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Rambus, Inc.	2.4%
Lumentum Holdings, Inc.	2.3%
Western Alliance Bancorp	2.1%
Tower Semiconductor Ltd.	2.0%
Ensign Group, Inc.	2.0%
Fabrinet	1.8%
Kirby Corp.	1.8%
Granite Construction, Inc.	1.7%
Carpenter Technology Corp.	1.7%
SiTime Corp.	1.7%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.8)%
Short-Term Investments	6.0%
Common Stock	96.8%

Sector Allocation

Value	Value
Industrials	23.4%
Health Care	22.3%
Information Technology	22.1%
Consumer Discretionary	10.1%
Financials	8.3%
Consumer Staples	3.8%
Materials	3.0%
Energy	2.9%
Real Estate	0.9%
Short-Term Investments	6.0%
Liabilities in Excess of Other Assets	(2.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VRSCX

Voya SmallCap Opportunities Portfolio

92913P842-SAR

Class S: IVPOX

Voya SmallCap Opportunities Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$54	1.12%

Fund Statistics

  Total Net Assets$167,154,685
  # of Portfolio Holdings105
  Portfolio Turnover Rate70%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Rambus, Inc.	2.4%
Lumentum Holdings, Inc.	2.3%
Western Alliance Bancorp	2.1%
Tower Semiconductor Ltd.	2.0%
Ensign Group, Inc.	2.0%
Fabrinet	1.8%
Kirby Corp.	1.8%
Granite Construction, Inc.	1.7%
Carpenter Technology Corp.	1.7%
SiTime Corp.	1.7%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.8)%
Short-Term Investments	6.0%
Common Stock	96.8%

Sector Allocation

Value	Value
Industrials	23.4%
Health Care	22.3%
Information Technology	22.1%
Consumer Discretionary	10.1%
Financials	8.3%
Consumer Staples	3.8%
Materials	3.0%
Energy	2.9%
Real Estate	0.9%
Short-Term Investments	6.0%
Liabilities in Excess of Other Assets	(2.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IVPOX

Voya SmallCap Opportunities Portfolio

92913P602-SAR

Class S2: ISCTX

Voya SmallCap Opportunities Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$62	1.27%

Fund Statistics

  Total Net Assets$167,154,685
  # of Portfolio Holdings105
  Portfolio Turnover Rate70%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Rambus, Inc.	2.4%
Lumentum Holdings, Inc.	2.3%
Western Alliance Bancorp	2.1%
Tower Semiconductor Ltd.	2.0%
Ensign Group, Inc.	2.0%
Fabrinet	1.8%
Kirby Corp.	1.8%
Granite Construction, Inc.	1.7%
Carpenter Technology Corp.	1.7%
SiTime Corp.	1.7%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.8)%
Short-Term Investments	6.0%
Common Stock	96.8%

Sector Allocation

Value	Value
Industrials	23.4%
Health Care	22.3%
Information Technology	22.1%
Consumer Discretionary	10.1%
Financials	8.3%
Consumer Staples	3.8%
Materials	3.0%
Energy	2.9%
Real Estate	0.9%
Short-Term Investments	6.0%
Liabilities in Excess of Other Assets	(2.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISCTX

Voya SmallCap Opportunities Portfolio

92913P107-SAR

(b)	Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Semi-Annual Financial Statements and Other Information

June 30, 2025

Classes ADV, I, R6, S and S2

Voya Variable Products Trust

◼	Voya MidCap Opportunities Portfolio

◼	Voya SmallCap Opportunities Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

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STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited)

	Voya MidCap	Voya SmallCap
	Opportunities	Opportunities
	Portfolio	Portfolio
ASSETS:
Investments in securities at fair value+*	$1,042,094,260	$161,850,508
Short-term investments at fair value†	9,634,132	9,968,428
Cash	134,854	17,418
Receivables:
Investment securities sold	16,185,480	826,344
Fund shares sold	52,973	109,187
Dividends	293,003	47,404
Interest	33	7
Foreign tax reclaims	44,276	569
Prepaid expenses	9,254	1,616
Reimbursement due from Investment Adviser	179,692	39,768
Other assets	102,880	16,030
Total assets	1,068,730,837	172,877,279
LIABILITIES:
Payable for fund shares redeemed	9,153,032	146,010
Payable upon receipt of securities loaned	9,634,132	5,353,428
Payable for investment management fees	670,752	113,959
Payable for distribution and shareholder service fees	75,116	23,369
Payable to trustees under the deferred compensation plan (Note 6)	102,880	16,030
Payable for trustee fees	2,526	432
Payable for borrowings against line of credit (Note 8)	8,590,000	–
Other accrued expenses and liabilities	279,259	69,366
Total liabilities	28,507,697	5,722,594
NET ASSETS	$1,040,223,140	$167,154,685

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$691,788,833	$143,650,634
Total distributable earnings	348,434,307	23,504,051
NET ASSETS	$1,040,223,140	$167,154,685

+ Including securities loaned at value	$9,404,700	$5,217,472
* Cost of investments in securities	$925,106,011	$144,884,633
† Cost of short-term investments	$9,634,132	$9,968,428

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited) (continued)

	Voya MidCap	Voya SmallCap
	Opportunities	Opportunities
	Portfolio	Portfolio
Class ADV
Net assets	$125,565,943	$49,746,991
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	37,306,434	2,831,990
Net asset value and redemption price per share	$3.37	$17.57
Class I
Net assets	$696,486,428	$98,951,118
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	111,743,419	4,421,037
Net asset value and redemption price per share	$6.23	$22.38
Class R6
Net assets	$122,797,493	$1,074,751
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	19,743,306	47,894
Net asset value and redemption price per share	$6.22	$22.44
Class S
Net assets	$55,467,086	$17,025,549
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	12,861,472	880,068
Net asset value and redemption price per share	$4.31	$19.35
Class S2
Net assets	$39,906,190	$356,276
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	10,193,000	19,621
Net asset value and redemption price per share	$3.92	$18.16

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2025 (Unaudited)

	Voya MidCap	Voya SmallCap
	Opportunities	Opportunities
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,414,740	$430,999
Interest	967	200
Securities lending income, net	9,049	12,613
Other	4,033	748
Total investment income	3,428,789	444,560
EXPENSES:
Investment management fees	3,980,114	729,513
Distribution and shareholder service fees:
Class ADV	299,755	121,787
Class S	74,260	22,348
Class S2	76,638	708
Transfer agent fees:
Class ADV	82,643	41,634
Class I	463,363	88,574
Class R6	39	2
Class S	40,941	15,296
Class S2	26,411	303
Shareholder reporting expense	13,206	9,030
Professional fees	69,672	16,016
Custody and accounting expense	35,138	10,035
Trustee fees	12,627	2,162
Miscellaneous expense	42,205	7,980
Interest expense	1,272	—
Total expenses	5,218,284	1,065,388
Waived and reimbursed fees	(989,991)	(171,339)
Net expenses	4,228,293	894,049
Net investment loss	(799,504)	(449,489)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	132,688,520	6,508,734
Net realized gain	132,688,520	6,508,734
Net change in unrealized appreciation (depreciation) on:
Investments	(71,451,834)	(12,224,624)
Net change in unrealized appreciation (depreciation)	(71,451,834)	(12,224,624)
Net realized and unrealized gain (loss)	61,236,686	(5,715,890)
Increase (decrease) in net assets resulting from operations	$60,437,182	$(6,165,379)
* Foreign taxes withheld	$25,782	$483

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya MidCap		Voya SmallCap
	Opportunities Portfolio		Opportunities Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2025	December 31,	June 30, 2025	December 31,
	(Unaudited)	2024	(Unaudited)	2024
FROM OPERATIONS:
Net investment loss	$(799,504)	$(2,226,985)	$(449,489)	$(961,895)
Net realized gain	132,688,520	158,904,700	6,508,734	39,123,080
Net change in unrealized appreciation (depreciation)	(71,451,834)	2,959,752	(12,224,624)	(1,980,627)
Increase (decrease) in net assets resulting from operations	60,437,182	159,637,467	(6,165,379)	36,180,558
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	—	(227,093)
Class I	—	—	—	(945,256)
Class R6	—	—	—	(3,484)
Class S	—	—	—	(130,381)
Class S2	—	—	—	(4,369)
Total distributions	—	—	—	(1,310,583)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	45,763,569	60,052,813	3,353,227	13,580,711
Reinvestment of distributions	—	—	—	1,310,583
	45,763,569	60,052,813	3,353,227	14,891,294
Cost of shares redeemed	(173,278,904)	(195,857,845)	(50,199,217)	(32,585,052)
Net decrease in net assets resulting from
capital share transactions	(127,515,335)	(135,805,032)	(46,845,990)	(17,693,758)
Net increase (decrease) in net assets	(67,078,153)	23,832,435	(53,011,369)	17,176,217
NET ASSETS:
Beginning of year or period	1,107,301,293	1,083,468,858	220,166,054	202,989,837
End of year or period	$1,040,223,140	$1,107,301,293	$167,154,685	$220,166,054

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2) (3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya MidCap Opportunities Portfolio
Class ADV
06-30-25+	3.19	(0.01)•	0.19	0.18	—		—	—	—	—	3.37	5.64	1.47	1.25	1.25	(0.56)	125,566	55
12-31-24	2.77	(0.02)•	0.44	0.42	—		—	—	—	—	3.19	15.16	1.45	1.22	1.22	(0.61)	125,183	82
12-31-23	2.25	(0.01)•	0.53	0.52	—		—	—	—	—	2.77	23.11	1.48	1.16	1.16	(0.44)	125,989	74
12-31-22	15.67	(0.02)•	(4.47)	(4.49)	—		8.85	0.07	8.92	—	2.25	(25.49)	1.47	1.16	1.16	(0.51)	115,012	45
12-31-21	16.43	(0.13)•	1.99	1.86	—		2.62	—	2.62	—	15.67	11.57	1.35	1.16	1.16	(0.79)	180,187	66
12-31-20	12.46	(0.09)	4.86	4.77	0.00	*	0.80	—	0.80	—	16.43	40.50	1.37	1.16	1.16	(0.65)	185,463	91
Class I
06-30-25+	5.90	(0.00)*•	0.33	0.33	—		—	—	—	—	6.23	5.59	0.97	0.75	0.75	(0.07)	696,486	55
12-31-24	5.09	(0.01) •	0.82	0.81	—		—	—	—	—	5.90	15.91	0.95	0.72	0.72	(0.11)	752,092	82
12-31-23	4.12	0.00*•	0.97	0.97	—		—	—	—	—	5.09	23.54	0.98	0.66	0.66	0.06	727,111	74
12-31-22	18.11	(0.00)*	(5.06)	(5.06)	—		8.85	0.07	8.92	—	4.12	(25.07)	0.97	0.66	0.66	(0.01)	633,556	45
12-31-21	18.54	(0.05)•	2.24	2.19	—		2.62	—	2.62	—	18.11	12.07	0.85	0.66	0.66	(0.29)	905,105	66
12-31-20	13.92	(0.02)	5.46	5.44	0.01		0.81	—	0.82	—	18.54	41.14	0.87	0.66	0.66	(0.15)	880,212	91
Class R6
06-30-25+	5.88	(0.00)*•	0.34	0.34	—		—	—	—	—	6.22	5.78	0.83	0.75	0.75	(0.06)	122,797	55
12-31-24	5.08	(0.01)•	0.81	0.80	—		—	—	—	—	5.88	15.75	0.81	0.72	0.72	(0.12)	114,805	82
12-31-23	4.11	0.00*•	0.97	0.97	—		—	—	—	—	5.08	23.60	0.82	0.66	0.66	0.07	112,281	74
12-31-22	18.11	(0.00)*	(5.07)	(5.07)	—		8.85	0.07	8.92	—	4.11	(25.12)	0.83	0.66	0.66	(0.01)	95,236	45
12-31-21	18.53	(0.05)•	2.25	2.20	—		2.62	—	2.62	—	18.11	12.14	0.77	0.66	0.66	(0.29)	135,451	66
12-31-20	13.92	(0.02)	5.46	5.44	0.01		0.82	—	0.83	—	18.53	41.11	0.78	0.66	0.66	(0.16)	126,339	91
Class S
06-30-25+	4.09	(0.01)•	0.23	0.22	—		—	—	—	—	4.31	5.38	1.22	1.00	1.00	(0.33)	55,467	55
12-31-24	3.54	(0.01)•	0.56	0.55	—		—	—	—	—	4.09	15.54	1.20	0.97	0.97	(0.37)	74,792	82
12-31-23	2.87	(0.01)•	0.68	0.67	—		—	—	—	—	3.54	23.35	1.23	0.91	0.91	(0.19)	78,884	74
12-31-22	16.47	(0.01)•	(4.66)	(4.67)	—		8.85	0.07	8.92	—	2.87	(25.20)	1.22	0.91	0.91	(0.27)	81,784	45
12-31-21	17.11	(0.09) •	2.07	1.98	—		2.62	—	2.62	—	16.47	11.83	1.10	0.91	0.91	(0.53)	135,499	66
12-31-20	12.93	(0.06)	5.06	5.00	0.01		0.81	—	0.82	—	17.11	40.76	1.12	0.91	0.91	(0.40)	1,046,030	66
Class S2
06-30-25+	3.71	(0.01)•	0.22	0.21	—		—	—	—	—	3.92	5.66	1.37	1.15	1.15	(0.46)	39,906	55
12-31-24	3.22	(0.02)•	0.51	0.49	—		—	—	—	—	3.71	15.22	1.35	1.12	1.12	(0.51)	40,429	82
12-31-23	2.61	(0.01)•	0.62	0.61	—		—	—	—	—	3.22	23.37	1.38	1.06	1.06	(0.34)	39,205	74
12-31-22	16.14	(0.02)•	(4.58)	(4.60)	—		8.85	0.07	8.92	—	2.61	(25.41)	1.37	1.06	1.06	(0.41)	35,764	45
12-31-21	16.84	(0.12)•	2.04	1.92	—		2.62	—	2.62	—	16.14	11.65	1.25	1.06	1.06	(0.69)	55,765	66
12-31-20	12.75	(0.08)	4.97	4.89	0.00	*	0.80	—	0.80	—	16.84	40.56	1.27	1.06	1.06	(0.55)	57,255	91
Voya SmallCap Opportunities Portfolio
Class ADV
06-30-25+	18.36	(0.07)•	(0.72)	(0.79)	—		—	—	—	—	17.57	(4.30)	1.57	1.37	1.37	(0.84)	49,747	70
12-31-24	15.59	(0.14)•	2.99	2.85	0.08		—	—	0.08	—	18.36	18.28	1.55	1.35	1.35	(0.79)	53,956	115
12-31-23	12.95	(0.11)•	2.75	2.64	—		—	—	—	—	15.59	20.39	1.56	1.35	1.35	(0.75)	49,222	105
12-31-22	22.82	(0.14)•	(5.37)	(5.51)	—		4.34	0.02	4.36	—	12.95	(23.48)	1.56	1.35	1.35	(0.91)	44,505	179
12-31-21	24.47	(0.23)•	1.33	1.10	—		2.75	—	2.75	—	22.82	4.14	1.52	1.35	1.35	(0.96)	66,518	128
12-31-20	19.57	(0.17)	5.17	5.00	—		0.10	—	0.10	—	24.47	25.74	1.57	1.35	1.35	(0.81)	68,635	145
Class I
06-30-25+	23.33	(0.04)•	(0.91)	(0.95)	—		—	—	—	—	22.38	(4.07)	1.07	0.87	0.87	(0.36)	98,951	70
12-31-24	19.76	(0.07)•	3.79	3.72	0.15		—	—	0.15	—	23.33	18.90	1.05	0.85	0.85	(0.29)	141,920	115
12-31-23	16.34	(0.05)•	3.47	3.42	—		—	—	—	—	19.76	20.93	1.06	0.85	0.85	(0.25)	128,606	105

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2) (3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya SmallCap Opportunities Portfolio (continued)
Class I (continued)
12-31-22	27.13	(0.08)•	(6.35)	(6.43)	—	4.34	0.02	4.36	—	16.34	(23.09)	1.06	0.85	0.85	(0.41)	117,865	179
12-31-21	28.47	(0.13)•	1.54	1.41	—	2.75	—	2.75	—	27.13	4.67	1.02	0.85	0.85	(0.46)	167,668	128
12-31-20	22.64	(0.08)	6.01	5.93	—	0.10	—	0.10	—	28.47	26.35	1.07	0.85	0.85	(0.31)	182,625	145
Class R6
06-30-25+	23.39	(0.04)•	(0.91)	(0.95)	—	—	—	—	—	22.44	(4.06)	0.90	0.87	0.87	(0.34)	1,075	70
12-31-24	19.75	(0.07)•	3.79	3.72	0.08	—	—	0.08	—	23.39	18.88	0.90	0.85	0.85	(0.30)	1,269	115
12-31-23	16.33	(0.05)•	3.47	3.42	—	—	—	—	—	19.75	20.94	0.90	0.85	0.85	(0.27)	1,038	105
12-31-22	27.12	(0.09)•	(6.34)	(6.43)	—	4.34	0.02	4.36	—	16.33	(23.10)	0.90	0.85	0.85	(0.43)	1,284	179
12-31-21	28.47	(0.14)•	1.54	1.40	—	2.75	—	2.75	—	27.12	4.63	0.87	0.85	0.85	(0.47)	9,278	128
12-31-20	22.64	(0.08)	6.01	5.93	—	0.10	—	0.10	—	28.47	26.35	0.89	0.85	0.85	(0.31)	15,147	145
Class S
06-30-25+	20.19	(0.06)•	(0.78)	(0.84)	—	—	—	—	—	19.35	(4.16)	1.32	1.12	1.12	(0.60)	17,026	70
12-31-24	17.12	(0.10)•	3.28	3.18	0.11	—	—	0.11	—	20.19	18.59	1.30	1.10	1.10	(0.55)	22,627	115
12-31-23	14.19	(0.08)•	3.01	2.93	—	—	—	—	—	17.12	20.65	1.31	1.10	1.10	(0.51)	23,639	105
12-31-22	24.39	(0.11)•	(5.73)	(5.84)	—	4.34	0.02	4.36	—	14.19	(23.30)	1.31	1.10	1.10	(0.66)	23,286	179
12-31-21	25.92	(0.19)•	1.41	1.22	—	2.75	—	2.75	—	24.39	4.38	1.27	1.10	1.10	(0.72)	38,269	128
12-31-20	20.67	(0.13)	5.48	5.35	—	0.10	—	0.10	—	25.92	26.06	1.32	1.10	1.10	(0.56)	43,862	145
Class S2
06-30-25+	18.96	(0.07)•	(0.73)	(0.80)	—	—	—	—	—	18.16	(4.22)	1.47	1.27	1.27	(0.74)	356	70
12-31-24	16.16	(0.12)•	3.08	2.96	0.16	—	—	0.16	—	18.96	18.36	1.45	1.25	1.25	(0.69)	394	115
12-31-23	13.41	(0.10)•	2.85	2.75	—	—	—	—	—	16.16	20.51	1.46	1.25	1.25	(0.66)	485	105
12-31-22	23.41	(0.14)•	(5.50)	(5.64)	—	4.34	0.02	4.36	—	13.41	(23.43)	1.46	1.25	1.25	(0.81)	470	179
12-31-21	25.01	(0.22)•	1.37	1.15	—	2.75	—	2.75	—	23.41	4.25	1.42	1.25	1.25	(0.89)	1,487	128
12-31-20	19.98	(0.16)	5.29	5.13	—	0.10	—	0.10	—	25.01	25.86	1.47	1.25	1.25	(0.71)	3,080	145

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

+	Unaudited.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Variable Products Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust on December 17, 1993. There are two active separate investment series (each a “Portfolio” and collectively the “Portfolios”) that comprise the Trust: Voya MidCap Opportunities Portfolio (“MidCap Opportunities”) and Voya SmallCap Opportunities Portfolio (“SmallCap Opportunities”), each a diversified series of the Trust. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser Class (“Class ADV”), Class I, Class R6, Class S, and Service 2 Class (“Class S2”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of each Portfolio’s assets attributable to that class, subtracting each Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and the Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B.	Securities Transactions and Revenue Recognition.

Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income are declared and paid quarterly by each Portfolio. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

H. Securities Lending. Each Portfolio may temporarily loan up to 33% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

I. Restricted Securities. Each Portfolio may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a) (2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2025, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
MidCap Opportunities	$554,220,819	$679,299,604
SmallCap Opportunities	118,417,048	165,359,707

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
MidCap Opportunities	0.85% on the first $250 million;
0.80% on the next $400 million;
0.75% on the next $450 million; and
0.70% in excess of $1.1 billion
SmallCap Opportunities	0.85% on the first $250 million;
0.80% on the next $250 million;
0.75% on the next $250 million;
0.70% on the next $250 million; and
0.65% in excess of $1 billion

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV and Class S2 shares of the respective Portfolios are subject to a shareholder service and distribution plan (the “Plan”). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the average daily net assets

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the average daily net assets attributable to its Class S2 shares.

Class S shares of the Portfolios are subject to a shareholder services plan (the “Shareholder Services Plan”). Under the Shareholder Services Plan, each Portfolio pays the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets attributable to its Class S shares as compensation for services the Distributor provides and expenses it bears in connection with shareholder services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2025, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	SmallCap Opportunities	7.03%
Voya Institutional Trust Company	MidCap Opportunities	45.37
	SmallCap Opportunities	36.29
Voya Retirement Insurance and Annuity Company	MidCap Opportunities	50.73
	SmallCap Opportunities	46.49

The Investment Adviser may direct the Portfolios’ Sub- Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets”

on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2025, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
MidCap Opportunities	$613,050
SmallCap Opportunities	145,636

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit the expenses excluding interest, taxes, investment- related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

	Class	Class	Class	Class	Class
Portfolio	ADV	I	R6	S	S2
MidCap Opportunities	1.40%	0.90%	0.90%	1.10%	1.30%
SmallCap Opportunities	1.42%	0.92%	0.92%	1.17%	1.32%

Pursuant to a side letter agreement, through May 1, 2026, the Investment Adviser has further lowered the expense limits for MidCap Opportunities. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that these side letter agreement will continue. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

	Class	Class	Class	Class	Class
Portfolio	ADV	I	R6	S	S2
MidCap Opportunities	1.25%	0.75%	0.75%	1.00%	1.15%

Effective May 1, 2025, the side letter expense Limits for SmallCap Opportunities expired and reverted back to the standard expense limit agreement listed above. Prior to May 1, 2025, the side letter expense Limits for SmallCap Opportunities were 1.35%, 0.85%, 0.85%, 1.10% and 1.25% for Class ADV, Class I, Class R6, Class S, and Class S2, respectively.

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2025, the Portfolios did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.

The Expense Limitation Agreement is contractual through May 1, 2026 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2025, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolio utilized the line of credit during the period ended June 30, 2025.

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
MidCap Opportunities	1	$8,590,000(1)	5.33%

(1)	As of June 30, 2025, MidCap Opportunities had an outstanding balance of $8,590,000.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
MidCap Opportunities
Class ADV
6/30/2025	1,206,447	—	—	(3,116,719)	—	(1,910,272)	3,790,001	—	—	(9,886,880)	—	(6,096,879)
12/31/2024	1,259,479	—	—	(7,507,626)	—	(6,248,147)	3,693,235	—	—	(22,543,593)	—	(18,850,358)
Class I
6/30/2025	3,742,068	—	—	(19,529,810)	—	(15,787,742)	21,356,221	—	—	(118,613,229)	—	(97,257,008)
12/31/2024	5,673,418	—	—	(20,884,511)	—	(15,211,093)	31,311,333	—	—	(114,471,356)	—	(83,160,023)
Class R6
6/30/2025	2,984,411	—	—	(2,754,104)	—	230,307	17,522,421	—	—	(15,927,642)	—	1,594,779
12/31/2024	3,505,853	—	—	(6,084,996)	—	(2,579,143)	18,771,676	—	—	(33,056,034)	—	(14,284,358)
Class S
6/30/2025	660,472	—	—	(6,107,212)	—	(5,446,740)	2,666,246	—	—	(25,839,188)	—	(23,172,942)
12/31/2024	1,491,112	—	—	(5,481,242)	—	(3,990,130)	5,666,881	—	—	(20,733,240)	—	(15,066,359)
Class S2
6/30/2025	115,118	—	—	(816,908)	—	(701,790)	428,680	—	—	(3,011,965)	—	(2,583,285)
12/31/2024	173,597	—	—	(1,460,029)	—	(1,286,432)	609,688	—	—	(5,053,622)	—	(4,443,934)
SmallCap Opportunities
Class ADV
6/30/2025	82,120	—	—	(189,437)	—	(107,317)	1,380,026	—	—	(3,278,707)	—	(1,898,681)
12/31/2024	111,835	—	13,118	(343,645)	—	(218,692)	1,932,937	—	227,093	(5,970,260)	—	(3,810,230)
Class I
6/30/2025	67,658	—	—	(1,730,176)	—	(1,662,518)	1,497,443	—	—	(41,465,000)	—	(39,967,557)
12/31/2024	439,525	—	43,081	(906,715)	—	(424,109)	10,121,651	—	945,256	(19,929,266)	—	(8,862,359)
Class R6
6/30/2025	4,974	—	—	(11,352)	—	(6,378)	109,476	—	—	(246,874)	—	(137,398)
12/31/2024	23,940	—	158	(22,362)	—	1,736	553,347	—	3,484	(491,385)	—	65,446

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
SmallCap Opportunities (continued)
Class S
6/30/2025	18,975	—	—	(259,599)	—	(240,624)	357,575	—	—	(5,181,024)	—	(4,823,449)
12/31/2024	48,420	—	6,858	(315,213)	—	(259,935)	945,844	—	130,381	(5,994,811)	—	(4,918,586)
Class S2
6/30/2025	494	—	—	(1,667)	—	(1,173)	8,707	—	—	(27,612)	—	(18,905)
12/31/2024	1,506	—	244	(10,969)	—	(9,219)	26,932	—	4,369	(199,330)	—	(168,029)

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following tables represent a summary of the Portfolios’ securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2025:

MidCap Opportunities

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$5,174,587	$(5,174,587)	$—
BofA Securities Inc	7,464	(7,464)	—
Deutsche Bank Securities Inc.	33,483	(33,483)	—
J.P. Morgan Securities LLC	463,053	(463,053)	—
National Financial Services LLC	1,040,565	(1,040,565)	—
UBS AG	2,685,548	(2,685,548)	—
Total	$9,404,700	$(9,404,700)	$—

(1)	Cash collateral with a fair value of $9,634,132 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

SmallCap Opportunities

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BNP Paribas
Securities Corp.	$2,079,805	$(2,079,805)	$—
BofA Securities Inc	885,350	(885,350)	—
Citigroup Global Markets Inc.	491,296	(491,296)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Janney Montgomery Scott LLC	$208,795	$(208,795)	$—
National Financial Services LLC	654,243	(654,243)	—
Scotia Capital (USA) INC	812,639	(812,639)	—
SG Americas Securities, LLC	85,344	(85,344)	—
Total	$5,217,472	$(5,217,472)	$—

(1)	Cash collateral with a fair value of $5,353,428 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of income from passive foreign investment companies (PFICs) and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended	Year Ended
	December 31,	December 31,
	2024	2023
	Ordinary	Ordinary
	Income	Income
MidCap Opportunities	$—	$—
SmallCap Opportunities	1,310,583	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2024 were:

	Undistributed	Undistributed	Unrealized			Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards		Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
MidCap Opportunities	$—	$108,200,623	$179,796,502	$—	—	$287,997,125
SmallCap Opportunities	3,657,369	995,078	25,016,983	—	—	29,669,430

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2025, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2025, the following Portfolio declared dividends and distributions of:

	Type	Per Share Amount	Payable Date	Record Date
SmallCap Opportunities
Class ADV	NII	$0.3899	July 2, 2025	June 30, 2025
Class I	NII	$0.4890	July 2, 2025	June 30, 2025
Class R6	NII	$0.4855	July 2, 2025	June 30, 2025
Class S	NII	$0.4197	July 2, 2025	June 30, 2025
Class S2	NII	$0.3938	July 2, 2025	June 30, 2025
All Classes	STCG	$-	July 2, 2025	June 30, 2025
All Classes	LTCG	$0.1216	July 2, 2025	June 30, 2025

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 100.2%
	Communication Services: 5.5%
299,028 (1)	ROBLOX Corp. - Class A	$31,457,746	3.0
62,769 (1)	Take-Two Interactive Software, Inc.	15,243,452	1.5
148,459 (1)	Trade Desk, Inc. - Class A	10,687,563	1.0
		57,388,761	5.5
	Consumer Discretionary: 21.4%
214,155 (1)	Birkenstock Holding PLC	10,532,143	1.0
46,057 (1)	Burlington Stores, Inc.	10,714,701	1.0
23,556 (1)	Carvana Co.	7,937,430	0.8
354,493 (1)	Coupang, Inc.	10,620,610	1.0
30,066	Domino's Pizza, Inc.	13,547,740	1.3
336,279 (1)	DraftKings, Inc. - Class A	14,423,006	1.4
12,073 (1)	Duolingo, Inc.	4,950,171	0.5
61,954	Hilton Worldwide Holdings, Inc.	16,500,828	1.6
266,100 (1)	On Holding AG - Class A	13,850,505	1.3
129,778	Royal Caribbean Cruises Ltd.	40,638,683	3.9
116,928 (1)	SharkNinja, Inc.	11,574,703	1.1
139,553	Tapestry, Inc.	12,254,149	1.2
84,975	Texas Roadhouse, Inc.	15,925,165	1.5
350,743	Tractor Supply Co.	18,508,708	1.8
38,768	Williams-Sonoma, Inc.	6,333,528	0.6
42,619	Wingstop, Inc.	14,351,522	1.4
		222,663,592	21.4
	Consumer Staples: 2.2%
50,758	Church & Dwight Co., Inc.	4,878,351	0.5
56,351 (1)	e.l.f. Beauty, Inc.	7,012,319	0.7
241,553	Kenvue, Inc.	5,055,704	0.5
75,602	McCormick & Co., Inc.	5,732,144	0.5
		22,678,518	2.2
	Energy: 2.9%
97,099	Chesapeake Energy Corp.	11,354,757	1.1
63,738	Targa Resources Corp.	11,095,511	1.1
222,377	TechnipFMC PLC	7,658,664	0.7
		30,108,932	2.9
	Financials: 10.5%
30,689	Arthur J Gallagher & Co.	9,824,163	0.9
980,345	Blue Owl Capital, Inc.	18,832,427	1.8
8,228 (1)	Coinbase Global, Inc. - Class A	2,883,832	0.3
248,379	Lazard, Inc.	11,917,224	1.2
28,838	MSCI, Inc.	16,632,028	1.6
125,136 (1)	Robinhood Markets, Inc. - Class A	11,716,484	1.1
404,436	SLM Corp.	13,261,456	1.3
112,899 (1)	Toast, Inc. - Class A	5,000,297	0.5

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
128,698	Tradeweb Markets, Inc. - Class A	$18,841,387	1.8
		108,909,298	10.5
	Health Care: 14.4%
220,104 (2)	Alcon, Inc.	19,430,781	1.9
50,958 (1)	Alnylam Pharmaceuticals, Inc.	16,616,894	1.6
119,803	AmerisourceBergen Corp.	35,922,930	3.5
39,630 (1)	IDEXX Laboratories, Inc.	21,255,154	2.0
4,361 (1)	Mettler-Toledo International, Inc.	5,122,954	0.5
118,231 (1)	MoonLake Immunotherapeutics	5,580,503	0.5
37,722	Quest Diagnostics, Inc.	6,776,003	0.6
43,042 (1)	Repligen Corp.	5,353,564	0.5
36,465 (1)	Veeva Systems, Inc. - Class A	10,501,191	1.0
185,320 (1)	Vera Therapeutics, Inc.	4,366,139	0.4
141,922 (1)(2)	Viking Therapeutics,Inc.	3,760,933	0.4
44,303 (1)	Waters Corp.	15,463,519	1.5
		150,150,565	14.4
	Industrials: 20.2%
34,397	Applied Industrial Technologies, Inc.	7,995,583	0.8
32,601 (1)	Axon Enterprise, Inc.	26,991,672	2.6
66,780 (1)	Builders FirstSource, Inc.	7,792,558	0.7
46,181	Comfort Systems USA, Inc.	24,762,714	2.4
171,570	Howmet Aerospace, Inc.	31,934,324	3.1
128,411	Johnson Controls International PLC	13,562,770	1.3
272,837 (1)	Kratos Defense & Security Solutions, Inc.	12,673,279	1.2
162,382	Leonardo DRS, Inc.	7,547,515	0.7
6,748	TransDigm Group, Inc.	10,261,279	1.0
133,837 (1)	Trex Co., Inc.	7,278,056	0.7
91,854	Verisk Analytics, Inc.	28,612,521	2.7
92,115	Vertiv Holdings Co. - Class A	11,828,487	1.1
18,546	WW Grainger, Inc.	19,292,291	1.9
		210,533,049	20.2
	Information Technology: 18.3%
20,338 (1)	AppLovin Corp. – Class A	7,119,927	0.7
68,494 (1)	Astera Labs, Inc.	6,193,228	0.6
34,045 (1)	Atlassian Corp. - Class A	6,914,199	0.7
84,435 (1)	Cloudflare, Inc. - Class A	16,534,906	1.6
344,049 (1)(2)	Core Scientific, Inc.	5,872,916	0.6
25,268 (1)	Crowdstrike Holdings, Inc. - Class A	12,869,245	1.2

See Accompanying Notes to Financial Statements

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
163,846 (1)	Datadog, Inc. - Class A	$22,009,433	2.1
76,056 (1)	DocuSign, Inc.	5,924,002	0.6
11,941 (1)	Fair Isaac Corp.	21,827,670	2.1
58,458 (1)	GoDaddy, Inc. - Class A	10,525,948	1.0
22,922 (1)	HubSpot, Inc.	12,759,073	1.2
155,186 (1)	Klaviyo, Inc. - Class A	5,211,146	0.5
27,853 (1)	Monday.com Ltd.	8,759,211	0.8
29,101	Monolithic Power Systems, Inc.	21,283,889	2.1
88,630 (1)	Rambus, Inc.	5,674,093	0.5
29,534 (1)	SiTime Corp.	6,293,105	0.6
46,820 (1)	Snowflake, Inc. - Class A	10,476,911	1.0
78,572 (1)	Super Micro Computer, Inc.	3,850,814	0.4
		190,099,716	18.3
	Materials: 0.5%
19,214	Vulcan Materials Co.	5,011,395	0.5

	Real Estate: 1.8%
83,713	Boston Properties, Inc.	5,648,116	0.6
81,465	Welltower, Inc.	12,523,614	1.2
		18,171,730	1.8
	Utilities: 2.5%
136,106	Vistra Corp.	26,378,704	2.5
	Total Common Stock (Cost $925,106,011)	1,042,094,260	100.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 0.9%
	Repurchase Agreements: 0.8%
173,894 (3)	BNP Paribas S.A., Repurchase Agreement dated 06/30/2025, 4.380%, due 07/01/2025 (Repurchase Amount $173,915, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $177,372, due 07/10/25-05/15/42)	173,894	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,181,987 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $2,182,249, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $2,225,627, due 06/01/30-02/01/57)	$2,181,987	0.2
2,302,383 (3)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $2,302,660, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.500%, Market Value plus accrued interest $2,348,431, due 08/15/34-06/01/55)	2,302,383	0.2
1,439,678 (3)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,439,851, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,468,472, due 03/01/34-05/01/55)	1,439,678	0.1

See Accompanying Notes to Financial Statements

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,666,190 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $2,666,517, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,711,497, due 07/15/26-02/15/54)	$2,666,190	0.3
	Total Repurchase Agreements (Cost $8,764,132)	8,764,132	0.8
	Time Deposits: 0.1%
220,000 (3)	Canadian Imperial Bank of Commerce, 4.320%, 07/01/2025	220,000	0.0
210,000 (3)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 07/01/2025	210,000	0.0
220,000 (3)	Mizuho Bank Ltd., 4.330%, 07/01/2025	220,000	0.0
220,000 (3)	Royal Bank of Canada, 4.330%, 07/01/2025	220,000	0.1
	Total Time Deposits (Cost $870,000)	870,000	0.1
	Total Short-Term Investments (Cost $9,634,132)	9,634,132	0.9
	Total Investments in Securities (Cost $934,740,143)	$1,051,728,392	101.1
	Liabilities in Excess of Other Assets	(11,505,252)	(1.1)
	Net Assets	$1,040,223,140	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Common Stock*	$1,042,094,260	$—	$—	$1,042,094,260
Short-Term Investments	—	9,634,132	—	9,634,132
Total Investments, at fair value	$1,042,094,260	$9,634,132	$—	$1,051,728,392

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $943,383,723.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$148,031,757
Gross Unrealized Depreciation	(39,687,088)
Net Unrealized Appreciation	$108,344,669

See Accompanying Notes to Financial Statements

Voya SmallCap	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)
Opportunities Portfolio

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 96.8%
	Consumer Discretionary: 10.1%
48,409	Camping World Holdings, Inc. - Class A $	832,151	0.5
23,216 (1)	Cava Group, Inc.	1,955,484	1.2
17,939 (1)	Five Below, Inc.	2,353,238	1.4
220,519 (1)	Genius Sports Ltd.	2,293,397	1.4
20,223 (1)(2)	Kura Sushi USA, Inc. - Class A	1,740,796	1.0
17,944 (1)	Ollie's Bargain Outlet Holdings, Inc.	2,364,660	1.4
13,687	Patrick Industries, Inc.	1,262,899	0.8
37,405 (1)	Skyline Champion Corp.	2,341,927	1.4
4,928	Wingstop, Inc.	1,659,455	1.0
		16,804,007	10.1
	Consumer Staples: 3.8%
56,939 (1)	Celsius Holdings, Inc.	2,641,400	1.6
15,218 (1)	e.l.f. Beauty, Inc.	1,893,728	1.1
50,239 (1)	Vita Coco Co., Inc.	1,813,628	1.1
		6,348,756	3.8
	Energy: 2.9%
51,322	Kodiak Gas Services, Inc.	1,758,805	1.0
53,544	Magnolia Oil & Gas Corp. - Class A	1,203,669	0.7
68,526	Northern Oil and Gas, Inc.	1,942,712	1.2
		4,905,186	2.9
	Financials: 8.3%
35,011	Moelis & Co. - Class A	2,181,886	1.3
9,743	Piper Sandler Cos.	2,707,969	1.6
22,464 (1)(2)	Shift4 Payments, Inc. - Class A	2,226,407	1.3
29,872 (1)	Skyward Specialty Insurance Group, Inc.	1,726,303	1.1
26,556	StepStone Group, Inc. - Class A	1,473,858	0.9
45,557	Western Alliance Bancorp	3,552,535	2.1
		13,868,958	8.3
	Health Care: 22.3%
37,570 (1)	ACADIA Pharmaceuticals, Inc.	810,385	0.5
89,567(1)	Adaptive Biotechnologies Corp.	1,043,456	0.6
17,973 (1)	Addus HomeCare Corp.	2,070,310	1.2
63,489 (1)	ADMA Biologics, Inc.	1,156,135	0.7
22,240 (1)	Akero Therapeutics, Inc.	1,186,726	0.7
123,171 (1)	Alignment Healthcare, Inc.	1,724,394	1.0
31,297(1)	Alkermes PLC	895,407	0.5
15,857(1)	Arcellx, Inc.	1,044,183	0.6
50,831(1)	AtriCure, Inc.	1,665,732	1.0
18,760(1)	Avidity Biosciences, Inc.	532,784	0.3

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
7,489 (1)	Axsome Therapeutics, Inc.	$781,777	0.5
51,718 (1)	BioLife Solutions, Inc.	1,114,006	0.7
24,134	Bio-Techne Corp.	1,241,694	0.7
6,167 (1)	Blueprint Medicines Corp.	790,486	0.5
26,261 (1)	Bridgebio Pharma, Inc.	1,133,950	0.7
21,347 (1)	Catalyst Pharmaceuticals, Inc.	463,230	0.3
21,150	Ensign Group, Inc.	3,262,599	2.0
7,783 (1)	GeneDx Holdings Corp.	718,449	0.4
6,389 (1)	Glaukos Corp.	659,920	0.4
28,746 (1)	Guardant Health, Inc.	1,495,942	0.9
14,309 (1)	HealthEquity, Inc.	1,499,011	0.9
4,220 (1)	Krystal Biotech, Inc.	580,081	0.4
2,953 (1)	Madrigal Pharmaceuticals, Inc.	893,696	0.5
17,521 (1)	Merit Medical Systems, Inc.	1,637,863	1.0
9,414 (1)	Merus NV	495,176	0.3
5,941 (1)	Nuvalent, Inc. - Class A	453,298	0.3
7,441 (1)	Penumbra, Inc.	1,909,584	1.1
12,090 (1)	Protagonist Therapeutics, Inc.	668,214	0.4
11,788 (1)	PTC Therapeutics, Inc.	575,726	0.3
34,051 (1)	RadNet, Inc.	1,937,842	1.2
9,778 (1)	Rhythm Pharmaceuticals, Inc.	617,872	0.4
18,815 (1)	Scholar Rock Holding Corp.	666,427	0.4
6,952 (1)	Soleno Therapeutics, Inc.	582,439	0.4
25,066 (1)	TG Therapeutics, Inc.	902,125	0.5
		37,210,919	22.3
	Industrials: 23.4%
23,641	AAON, Inc.	1,743,524	1.1
6,373 (1)	AeroVironment, Inc.	1,815,986	1.1
21,361 (1)	Casella Waste Systems, Inc. - Class A	2,464,632	1.5
52,635 (1)	CECO Environmental Corp.	1,490,097	0.9
11,621 (1)	Clean Harbors, Inc.	2,686,543	1.6
19,329 (1)	Construction Partners, Inc. - Class A	2,054,286	1.2
8,261 (1)	Dycom Industries, Inc.	2,018,906	1.2
38,855 (1)	ExlService Holdings, Inc.	1,701,460	1.0
33,129	Flowserve Corp.	1,734,303	1.0
30,996	Granite Construction, Inc.	2,898,436	1.7
16,455	John Bean Technologies Corp.	1,978,878	1.2
25,955 (1)	Kirby Corp.	2,943,557	1.8
56,016 (1)	Kratos Defense & Security Solutions, Inc.	2,601,943	1.6
23,089 (1)(2)	Rocket Lab Corp.	825,894	0.5
3,226 (1)	Saia, Inc.	883,892	0.5

See Accompanying Notes to Financial Statements

Voya SmallCap	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)
Opportunities Portfolio

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
9,722 (1)	SiteOne Landscape Supply, Inc.	$1,175,779	0.7
7,837 (1)	SPX Technologies, Inc.	1,314,108	0.8
10,022	Standex International Corp.	1,568,243	0.9
19,479 (1)	Trex Co., Inc.	1,059,268	0.6
13,183	VSE Corp.	1,726,709	1.0
38,692 (1)	WNS Holdings Ltd.	2,446,882	1.5
		39,133,326	23.4
	Information Technology: 22.1%
59,841 (1)	ACI Worldwide, Inc.	2,747,300	1.6
22,174 (1)	Agilysys, Inc.	2,542,027	1.5
51,566 (1)	Allegro MicroSystems, Inc.	1,763,042	1.1
17,592 (1)(2)	Applied Digital Corp.	177,151	0.1
5,084 (1)	CyberArk Software Ltd.	2,068,578	1.2
10,165 (1)	Fabrinet	2,995,422	1.8
61,979 (1)	FormFactor, Inc.	2,132,697	1.3
24,856 (1)	Intapp, Inc.	1,283,067	0.8
41,209 (1)	Lumentum Holdings, Inc.	3,917,328	2.3
32,355 (1)	Procore Technologies, Inc.	2,213,729	1.3
24,655 (1)	Q2 Holdings, Inc.	2,307,461	1.4
61,526 (1)	Rambus, Inc.	3,938,894	2.4
12,986 (1)	SiTime Corp.	2,767,057	1.7
77,802 (1)	Tower Semiconductor Ltd.	3,372,717	2.0
35,369 (1)	Varonis Systems, Inc.	1,794,977	1.1
108,824 (1)	Weave Communications, Inc.	905,416	0.5
		36,926,863	22.1
	Materials: 3.0%
10,373	Carpenter Technology Corp.	2,866,890	1.7
7,592	Innospec, Inc.	638,411	0.4
19,107 (1)	Knife River Corp.	1,559,896	0.9
		5,065,197	3.0
	Real Estate: 0.9%
9,090 (2)	FirstService Corp.	1,587,296	0.9
	Total Common Stock (Cost $144,884,633)	161,850,508	96.8

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 6.0%
	Repurchase Agreements: 2.9%
1,279,357 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,279,511, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,304,944, due 06/01/30-02/01/57)	$1,279,357	0.8
1,059,325 (3)	CF Secured LLC, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,059,452, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,080,755, due 05/23/28-12/01/63)	1,059,325	0.6
1,279,357 (3)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,279,511, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.500%, Market Value plus accrued interest $1,304,944, due 08/15/34-06/01/55)	1,279,357	0.8

See Accompanying Notes to Financial Statements

Voya SmallCap	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)
Opportunities Portfolio

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,215,389 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $1,215,538, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,236,043, due 07/15/26-02/15/54)	$1,215,389	0.7
	Total Repurchase Agreements (Cost $4,833,428)	4,833,428	2.9
	Time Deposits: 0.3%
130,000 (3)	Canadian Imperial Bank of Commerce, 4.320%, 07/01/2025	130,000	0.1
130,000 (3)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 07/01/2025	130,000	0.1
130,000 (3)	Mizuho Bank Ltd., 4.330%, 07/01/2025	130,000	0.1
130,000 (3)	Royal Bank of Canada, 4.330%, 07/01/2025	130,000	0.0
	Total Time Deposits (Cost $520,000)	520,000	0.3

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 2.8%
4,615,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $4,615,000)	$4,615,000	2.8
	Total Short-Term Investments (Cost $9,968,428)	9,968,428	6.0
	Total Investments in Securities (Cost $154,853,061)	$171,818,936	102.8
	Liabilities in Excess of Other Assets	(4,664,251)	(2.8)
	Net Assets	$167,154,685	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

Voya SmallCap	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)
Opportunities Portfolio

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Common Stock*	$161,850,508	$—	$—	$161,850,508
Short-Term Investments	4,615,000	5,353,428	—	9,968,428
Total Investments, at fair value	$166,465,508	$5,353,428	$—	$171,818,936

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $159,026,577.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$20,282,247
Gross Unrealized Depreciation	(7,489,888)
Net Unrealized Appreciation	$12,792,359

See Accompanying Notes to Financial Statements

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VPT (0625)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $16,489 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Products Trust

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: September 5, 2025

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: September 5, 2025